Other Financial Information - Cash Flow Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 43,478	$ 56,323	$ 59,749
Cash flows from investing activities
Acquisition of investments in affiliates	(22,846)	(2,233)	(167,919)
Loan to affiliate company	(7,327)	(4,465)	(2,660)
(Increase)/decrease in long-term receivable from affiliate companies	10,351	(5,087)	14,908
Dividends from affiliate companies	18,244	14,595	10,126
Deposits for vessels, port terminals and other fixed assets	(26,713)	(45,337)	(31,398)
Acquisition of intangible assets	0	(10,200)	(2,092)
Acquisition of vessels	0	(123,541)	(85,699)
Purchase of property, equipment and other fixed assets	(8,208)	(68,620)	(28,837)
Loan repayment from affiliate company	0	0	35,000
Net cash provided by/(used in) investing activities	(36,499)	(244,888)	(258,571)
Cash flows from financing activities
Debt issuance costs	(50)	(1,223)	(905)
Issuance of common stock	0	643	551
Net proceeds from issuance of preferred stock	0	163,602	0
Proceeds from issuance of senior notes, net of debt issuance costs	0	365,668	725,486
Repayment of long-term debt and payment of principal	(36,056)	(20,761)	(157,228)
Acquisition of treasury stock	(252)	0	0
Repayment of senior notes	0	(290,000)	(488,000)
Contribution from noncontrolling shareholders	0	3,484	3,905
Dividends paid	(35,350)	(32,730)	(26,405)
(Increase)/ decrease in restricted cash	(11,114)	(355)	22,234
Payment for acquisition of intangible asset	(6,800)	0	0
Acquisition of noncontrolling interest	0	(10,889)	(750)
Net cash (used in)/ provided by financing activities	(91,123)	248,290	128,785
(Decrease)/increase in cash and cash equivalents	(84,144)	59,725	(70,037)
Cash and cash equivalents, beginning of year	247,556	187,831	257,868
Cash and cash equivalents, end of year	163,412	247,556	187,831
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(49,544)	(9,357)	(58,695)
Cash flows from investing activities
Acquisition of investments in affiliates	(14,668)		(160,001)
(Increase)/decrease in long-term receivable from affiliate companies			(4,065)
Dividends from affiliate companies	18,244	14,595	10,126
Purchase of property, equipment and other fixed assets		(15)
Loan repayment from affiliate company			35,000
Net cash provided by/(used in) investing activities	3,576	14,580	(118,940)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	17,183	(71,968)	42,562
Issuance of common stock		643	551
Net proceeds from issuance of preferred stock		163,602
Proceeds from issuance of senior notes, net of debt issuance costs			635,291
Repayment of long-term debt and payment of principal			(46,086)
Acquisition of treasury stock	(252)
Repayment of senior notes			(488,000)
Dividends paid	(35,350)	(32,730)	(26,405)
(Increase)/ decrease in restricted cash			14,278
Net cash (used in)/ provided by financing activities	(18,419)	59,547	132,191
(Decrease)/increase in cash and cash equivalents	(64,387)	64,770	(45,444)
Cash and cash equivalents, beginning of year	98,539	33,769	79,213
Cash and cash equivalents, end of year	34,152	98,539	33,769
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	48,038	52,664	105,317
Cash flows from investing activities
Acquisition of investments in affiliates	(6,650)		(4,750)
Loan to affiliate company	(7,327)	(4,465)	(2,660)
(Increase)/decrease in long-term receivable from affiliate companies	10,351	(5,087)	18,973
Deposits for vessels, port terminals and other fixed assets	(7,555)	(22,112)
Acquisition of vessels		(123,541)	(85,699)
Purchase of property, equipment and other fixed assets	(327)	(172)	(839)
Net cash provided by/(used in) investing activities	(11,508)	(155,377)	(74,975)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(18,711)	69,731	(47,099)
Debt issuance costs	(50)
Proceeds from long-term loans, net of debt issuance costs		71,027	50,345
Repayment of long-term debt and payment of principal	(35,987)	(20,692)	(111,073)
Contribution from noncontrolling shareholders		3,484	3,905
(Increase)/ decrease in restricted cash	(11,114)	(355)	7,956
Acquisition of noncontrolling interest		(10,889)
Net cash (used in)/ provided by financing activities	(65,862)	112,306	(95,966)
(Decrease)/increase in cash and cash equivalents	(29,332)	9,593	(65,624)
Cash and cash equivalents, beginning of year	77,085	67,492	133,116
Cash and cash equivalents, end of year	47,753	77,085	67,492
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	44,984	13,016	13,127
Cash flows from investing activities
Acquisition of investments in affiliates	(1,528)	(2,233)	(3,168)
Deposits for vessels, port terminals and other fixed assets	(19,158)	(23,225)	(31,398)
Acquisition of intangible assets		(10,200)	(2,092)
Purchase of property, equipment and other fixed assets	(7,881)	(68,433)	(27,998)
Net cash provided by/(used in) investing activities	(28,567)	(104,091)	(64,656)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	1,528	2,237	4,537
Proceeds from issuance of senior notes, net of debt issuance costs		365,668	90,195
Repayment of long-term debt and payment of principal	(69)	(69)	(69)
Repayment of senior notes		(290,000)
Payment for acquisition of intangible asset	(6,800)
Acquisition of noncontrolling interest			(750)
Payments of obligations under capital leases	(1,501)	(1,399)	(1,353)
Net cash (used in)/ provided by financing activities	(6,842)	76,437	92,560
(Decrease)/increase in cash and cash equivalents	9,575	(14,638)	41,031
Cash and cash equivalents, beginning of year	71,932	86,570	45,539
Cash and cash equivalents, end of year	81,507	71,932	86,570
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	43,478	56,323	59,749
Cash flows from investing activities
Acquisition of investments in affiliates	(22,846)	(2,233)	(167,919)
Loan to affiliate company	(7,327)	(4,465)	(2,660)
(Increase)/decrease in long-term receivable from affiliate companies	10,351	(5,087)	14,908
Dividends from affiliate companies	18,244	14,595	10,126
Deposits for vessels, port terminals and other fixed assets	(26,713)	(45,337)	(31,398)
Acquisition of intangible assets		(10,200)	(2,092)
Acquisition of vessels		(123,541)	(85,699)
Purchase of property, equipment and other fixed assets	(8,208)	(68,620)	(28,837)
Loan repayment from affiliate company			35,000
Net cash provided by/(used in) investing activities	(36,499)	(244,888)	(258,571)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	0	0	0
Debt issuance costs	(50)
Issuance of common stock		643	551
Net proceeds from issuance of preferred stock		163,602
Proceeds from long-term loans, net of debt issuance costs		71,027	50,345
Proceeds from issuance of senior notes, net of debt issuance costs		365,668	725,486
Repayment of long-term debt and payment of principal	(36,056)	(20,761)	(157,228)
Acquisition of treasury stock	(252)
Repayment of senior notes		(290,000)	(488,000)
Contribution from noncontrolling shareholders		3,484	3,905
Dividends paid	(35,350)	(32,730)	(26,405)
(Increase)/ decrease in restricted cash	(11,114)	(355)	22,234
Payment for acquisition of intangible asset	(6,800)
Acquisition of noncontrolling interest		(10,889)	(750)
Payments of obligations under capital leases	(1,501)	(1,399)	(1,353)
Net cash (used in)/ provided by financing activities	(91,123)	248,290	128,785
(Decrease)/increase in cash and cash equivalents	(84,144)	59,725	(70,037)
Cash and cash equivalents, beginning of year	247,556	187,831	257,868
Cash and cash equivalents, end of year	$ 163,412	$ 247,556	$ 187,831